Receivables from Customers, Broker-Dealers and Clearing Organization, Net - Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Expected Credit Losses for Receivables From Customers and Broker-Dealers and Clearing Organizations [Abstract]
Beginning balance	$ 590	$ 223
Additions		444
Reversal	(92)
Write-offs		(77)
Exchange rate realignment	3
Ending balance	$ 501	$ 590